K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

March 28, 2018

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984
Post-Effective Amendment No. 312

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 312 to the Trust’s currently effective Registration Statement on Form N-1A (“Registration Statement”) relating to the American Beacon Global Evolution Frontier Markets Income Fund (the “Global Evolution Fund”), the American Beacon Grosvenor Long/Short Fund (the “Grosvenor Fund”) and the American Beacon SGA Global Growth Fund (the “SGA Fund,” and together with the Global Evolution Fund and the Grosvenor Fund, the “Funds”), each a series of the Trust.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to:  (1) reflect that the classification of the Global Evolution Fund and the SGA Fund has changed from "non-diversified" to "diversified" within the meaning of the 1940 Act; (2) update information regarding the subadvisers of the Grosvenor Fund; and (3) make other non-material changes to each Fund’s prospectus and statement of additional information.  This filing does not affect the registration of, or disclosures concerning, any other series of the Trust.

The Trust elects that this filing become effective on May 30, 2018, pursuant to Rule 485(a) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Rosemary Behan
American Beacon Advisors, Inc.